CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	€ (1,320,353)	€ (5,308,332)
Changes in operating assets and liabilities:
Increase in VAT Receivable	(7,807)	(331)
Increase in amount due to related parties	890,915	4,709,085
Increase in trade and other payables	436,577	600,257
Net cash (used in)/provided by operating activities	(668)	679
Net cash from investing activities
Net cash from financing activities
Net (decrease)/increase in cash and cash equivalents	(668)	679
Cash and cash equivalents at beginning of year	679	0
Cash and cash equivalents at end of year	11	679
Non cash investing and financing activities:
Shares issued for amounts due to related parties	5,600,000
Shares issued for trade and other payables	876,582
Shares issued for intangible assets	€ 65,000,000